FAIR VALUE MEASUREMENT - Quantitative Disclosures Fair Value Measurement Hierarchy for Assets (Liabilities) (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 13, 2014
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial assets (liabilities) - derivatives (Note 11.(a))	$ (128,671,000)	$ (135,453,000)		$ 0
Equity instrument (Note 11(d))	2,902,000	1,553,000
Investment properties	5,112,000	5,250,000	$ 5,809,000
Office buildings
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	105,000	130,000
Other
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	9,000	10,000
Significant unobservable inputs (Level 3)
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Equity instrument (Note 11(d))	2,902,000	1,553,000	$ 2,929,000
Fair value
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial assets (liabilities) - derivatives (Note 11.(a))	(128,671,000)	(135,453,000)
Equity instrument (Note 11(d))	2,902,000	1,553,000
Fair value | Thai Metal Processing Co., Ltd.
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Equity instrument (Note 11(d))	2,663,000	1,553,000
Fair value | Leijyu Co., Ltd. (transliteration)
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Equity instrument (Note 11(d))	239,000
Fair value | Foreign exchange forward contract
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial assets (liabilities) - derivatives (Note 11.(a))	(74,000)	(6,000)
Fair value | Land
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	10,678,000	10,322,000
Fair value | Office buildings
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	5,068,000	1,995,000
Fair value | Warehouse
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	5,876,000	5,291,000
Fair value | Land leasehold right
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	93,000	158,000
Fair value | Other
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	9,000	11,000
Fair value | Quoted prices in active markets (Level 1) | Thai Metal Processing Co., Ltd.
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Equity instrument (Note 11(d))	0	0
Fair value | Quoted prices in active markets (Level 1) | Leijyu Co., Ltd. (transliteration)
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Equity instrument (Note 11(d))	0
Fair value | Quoted prices in active markets (Level 1) | Foreign exchange forward contract
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial assets (liabilities) - derivatives (Note 11.(a))	0	0
Fair value | Quoted prices in active markets (Level 1) | Land
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	0	0
Fair value | Quoted prices in active markets (Level 1) | Office buildings
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	0	0
Fair value | Quoted prices in active markets (Level 1) | Warehouse
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	0	0
Fair value | Quoted prices in active markets (Level 1) | Land leasehold right
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	0	0
Fair value | Quoted prices in active markets (Level 1) | Other
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	0	0
Fair value | Significant observable inputs (Level 2) | Thai Metal Processing Co., Ltd.
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Equity instrument (Note 11(d))	0	0
Fair value | Significant observable inputs (Level 2) | Leijyu Co., Ltd. (transliteration)
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Equity instrument (Note 11(d))	0
Fair value | Significant observable inputs (Level 2) | Foreign exchange forward contract
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial assets (liabilities) - derivatives (Note 11.(a))	(74,000)	(6,000)
Fair value | Significant observable inputs (Level 2) | Land
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	0	0
Fair value | Significant observable inputs (Level 2) | Office buildings
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	0	0
Fair value | Significant observable inputs (Level 2) | Warehouse
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	0	0
Fair value | Significant observable inputs (Level 2) | Land leasehold right
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	0	0
Fair value | Significant observable inputs (Level 2) | Other
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	0	0
Fair value | Significant unobservable inputs (Level 3) | Thai Metal Processing Co., Ltd.
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Equity instrument (Note 11(d))	2,663,000	1,553,000
Fair value | Significant unobservable inputs (Level 3) | Leijyu Co., Ltd. (transliteration)
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Equity instrument (Note 11(d))	239,000
Fair value | Significant unobservable inputs (Level 3) | Foreign exchange forward contract
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial assets (liabilities) - derivatives (Note 11.(a))	0	0
Fair value | Significant unobservable inputs (Level 3) | Land
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	10,678,000	10,322,000
Fair value | Significant unobservable inputs (Level 3) | Office buildings
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	5,068,000	1,995,000
Fair value | Significant unobservable inputs (Level 3) | Warehouse
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	5,876,000	5,291,000
Fair value | Significant unobservable inputs (Level 3) | Land leasehold right
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	93,000	158,000
Fair value | Significant unobservable inputs (Level 3) | Other
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	$ 9,000	$ 11,000